OMB APPROVAL

OMB Number: 3235-0456
Expires: March 31, 2012
Estimated average burden
hours per response......2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2
READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1.	Name and address of insurer:
Wells Fargo Funds Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐
Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target
2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund,
Target 2050 Fund

3.	Investment Company Act File Number: 811-09253

Securities Act File Number: 333-74295

4 (a).	Last day of fiscal year for which this Form is filed: 2/28/11

4 (b).	☐	Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4 (c).	☐	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of
	securities sold during the
	fiscal year pursuant to
	section 24(f):		$4,145,186,444

(ii)	Aggregate price of
	securities redeemed or
	repurchased during the
	fiscal year:	$1,600,128,560

(iii)	Aggregate price of
	securities redeemed or
	repurchased during any
	PRIOR fiscal year ending no
	earlier than October 11,
	1995 that were not
	previously used to reduce
	registration fees payable
	to the Commission:	$0

(iv)	Total available redemption
	credits [add Items 5(ii)
	and 5(iii)]:		$1,600,128,560

(v)	Net sales - if Item 5(i) is
	greater than Item 5(iv)
	[subtract Item 5(iv) from
	Item 5(i)]:		$2,545,057,884

(vi)	Redemption credits
	available for use in future
	years - if Item 5(i) is
	less than Item 5(iv)
	[subtract Item 5(iv) from
	Item 5(i):	$0

(vii)	Multiplier for determining
	registration fee (See
	Instruction C.9):	X 0.0001161

(viii)	Registration fee due
	[multiply Item 5(v) by Item
	5(vii)] (enter “0” if no
	fee is due):	=	295,481

6.	Prepaid Shares
     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here: _____________________.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$0

8.	Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
+$295,481
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
          Method of Delivery:
☑ Wire Transfer

☐ Mail or other means

SIGNATURES

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KASEY L. PHILLIPS
KASEY L. PHILLIPS/TREASURER

Date 05/26/11

*	Please print the name and title of the signing officer below the signature.
Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.